Stock Options and Warrants - Stock Options - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 2006 Plan [Member]	Dec. 31, 2013 2006 Plan [Member]	Dec. 31, 2006 2006 Plan [Member]	Sep. 30, 2014 2010 Plan [Member]	Dec. 31, 2013 2010 Plan [Member]	Dec. 31, 2010 2010 Plan [Member]	Sep. 30, 2014 Outside Plan [Member]	Dec. 31, 2009 Outside Plan [Member]	Sep. 30, 2014 2006 Plan and 2010 Plan [Member]	Dec. 31, 2013 2006 Plan and 2010 Plan [Member]	Dec. 31, 2012 2006 Plan and 2010 Plan [Member]	Sep. 30, 2014 2006 Plan and 2010 Plan [Member] Maximum [Member]	Dec. 31, 2013 2006 Plan and 2010 Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted									15,000,000			18,000,000
Expiry of options							10 years	10 years		10 years	10 years		10 years			10 years		10 years
Options granted to employees, directors and consultants								15,000,000				18,000,000		10,257,593	4,304,000	1,491,500	2,398,000
Options vesting terms													50 months			50 months
Unrecognized compensation expense related to stock options	$ 1,144,000		$ 1,144,000		$ 1,864,000	$ 3,367,000
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period			1 year 9 months 18 days		1 year 7 months 6 days	2 years 2 months 12 days
Stock-based compensation expense	$ 490,000	$ 441,000	$ 1,212,000	$ 1,291,000	$ 1,693,000	$ 2,361,000
Options issued																			10 years